Income Taxes - Schedule of Statutory Federal Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Tax benefit at federal statutory rate	(21.00%)	(34.00%)
State income taxes, net of federal benefit	(5.00%)	(4.00%)
Permanent differences	3.80%	0.00%
Change in tax rates	0.00%	24.70%
Research & development tax credits	(0.10%)	(1.60%)
Impact of Section 382 limits	0.00%	28.30%
True-ups and other	0.00%	0.30%
Change in valuation allowance	22.30%	(13.70%)
Effective income tax rate	0.00%	0.00%